May 28, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re:	Dreyfus Premier Short-Intermediate Municipal Bond Fund
File No.: 811-5021

Dear Sir or Madam:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended March 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6832.

Very truly yours,

/s/ Christina Zacharczuk

Christina Zacharczuk
Senior Paralegal

CZ/ Enclosure